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                                                                  THE HARTFORD

December 18, 2002




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE:  HARTFORD LIFE INSURANCE COMPANY
     SEPARATE ACCOUNT FIVE (REGISTRANT)
     PUTNAM CAPITAL MANAGER VARIABLE LIFE
     FILE NO. 33-83656

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (b) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on December 13, 2002.

If you have any questions, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Michelle Lesperance

Michelle L. Lesperance
Legal Assistant